John Deere Owner Trust 2016-B	EXHIBIT 99.3
Servicer’s Certificate

$243,600,000 Class A-1 0.64000% Asset Backed Notes due August 15, 2017
$221,000,000 Class A-2 1.09% Asset Backed Notes due February 15, 2019
$220,000,000 Class A-3 1.25% Asset Backed Notes due June 15, 2020
$70,610,000 Class A-4 1.49% Asset Backed Notes due May 15, 2023
$19,362,916 Asset Backed Certificates

Scheduled Payment Date (30/360)				15-Jan-18
Actual Payment Date (A/360)				16-Jan-18
Collection Period Begin Date				27-Nov-17
Collection Period End Date				24-Dec-17
Days in accrual period (30/360)				30
Days in accrual period (ACT/360)				32

(1)	Total Distribution Amount:			$23,331,316.74
	(a)	Total cash receipts during the month:		$22,650,092.13
	(b)	Administrative repurchases during the month:		$677,605.82
	(c)	Investment earnings on cash accounts:		$3,618.79
	(d)	Payment from Deere to buy-back the deal:		$0.00

(2)	(a)	Administration Fee:		$100.00
	(b)	Administration Fee Shortfall:		$0.00

(3)	Noteholders’ Interest Distributable Amount deposited into Note Distribution Account:			$369,575.36
	Noteholders’ Interest Carryover Shortfall:			$0.00

	(a)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-1 Notes:	$0.00
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-1 Notes:	$0.00

	(b)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-2 Notes:	$52,734.61
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-2 Notes:	$0.00

	(c)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-3 Notes:	$229,166.67
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-3 Notes:	$0.00

	(d)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-4 Notes:	$87,674.08
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-4 Notes:	$0.00

(4)	Noteholders’ Principal Distribution Amount deposited into Note Distribution Account:			$21,913,859.97
	Noteholders’ Principal Carryover Shortfall:			$0.00

	(a)	(i)	Class A-1 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-1 Noteholders:	0.00%
		(iii)	Class A-1 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-1 Noteholders’ Principal Distributable Amount:	$0.00

	(b)	(i)	Class A-2 Noteholders’ Monthly Principal Distributable Amount:	$21,913,859.97
		(ii)	% of Principal Distribution Amount applicable to Class A-2 Noteholders:	100.00%
		(iii)	Class A-2 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-2 Noteholders’ Principal Distributable Amount:	$21,913,859.97

	(c)	(i)	Class A-3 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-3 Noteholders:	0.00%
		(iii)	Class A-3 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-3 Noteholders’ Principal Distributable Amount:	$0.00

	(d)	(i) Class A-4 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii) % of Principal Distribution Amount applicable to Class A-4 Noteholders:	0.00%
		(iii) Class A-4 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv) Class A-4 Noteholders’ Principal Distributable Amount:	$0.00

(5)	Noteholders’ Distributable Amount:		$22,283,435.33

(6)	Reserve Account balance:
	(a)	Beginning balance:	$7,745,729.00
	(b)	Amount of deposit from Collection Account to Reserve Account:	$735,991.57
		(i) Amount to increase the amount on deposit in the Reserve Account to the Specified Reserve Account Balance:	$0.00
		(ii) Amount of excess to Reserve Account from Collection Account:	$735,991.57
	(c)	Amount to be withdrawn from the Reserve Account and deposited into Note Distribution Account (5.05(c)):	$0.00
		(i) Interest Amount included above:	$0.00
		(ii) Principal Amount included above:	$0.00
	(d)	Reserve Account Balance over the Specified Reserve Account Balance (before any distribution of excess):	$735,991.57
	(e)	Ending Balance (after giving effect to all distributions):	$7,745,729.00
	(f)	Specified Reserve Account Balance:	$7,745,729.00

(7)	Servicing Fee:		$311,789.84
	(a)	Amount of Servicing Fee earned:	$311,789.84
	(b)	Amount of Servicing Fee paid:	$311,789.84
	(c)	Amount of Servicing Fee Shortfall:	$0.00

(8)	Amount paid to Indenture Trustee:		$0.00

(9)	Amount paid to Owner Trustee:		$0.00

(10)	Amount paid to Asset Representations Reviewer
	(a)	Section 5.04 (iii) - Asset Representations Review Fees	$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees	$0.00

(11)	(a)	Certificateholders’ Principal Distributable Amount applicable to current period:	$0.00
	(b)	% of Principal Distribution Amount applicable to Certificate holders:	0.00%
	(c)	Certificateholders’ Principal Carryover Shortfall:	$0.00
	(d)	Certificateholders’ Principal Distributable Amount:	$0.00

(12)	Excess Reserve Account Balance Distributable to Seller (5.05(b)(i) or (ii)):		$735,991.57

(13)	(a)	Pool Balance (excluding Accrued Interest) as of close of business on the last day of the related Collection Period:	$351,827,236.78

	(b)	Note Value as of the end of the related Collection Period:	$346,115,509.14

	(c)	Number of Accounts at the end of the related Collection Period:	12,536

(14)	After giving effect to all distributions on such Payment Date:
	(a)	(i) Outstanding Principal Balance of Class A-1 Notes:	$0.00
		(ii) Class A-1 Note Pool Factor:	0.0000000

	(b)	(i) Outstanding Principal Balance of Class A-2 Notes:	$36,142,592.88
		(ii) Class A-2 Note Pool Factor:	0.1635411

	(c)	(i) Outstanding Principal Balance of Class A-3 Notes:	$220,000,000.00
		(ii) Class A-3 Note Pool Factor:	1.0000000

	(d)	(i) Outstanding Principal Balance of Class A-4 Notes:	$70,610,000.00
		(ii) Class A-4 Note Pool Factor:	1.0000000

	(e)	(i) Outstanding Principal Balance of Certificates:	$19,362,916.00
		(ii) Certificate Pool Factor:	1.0000000

(15)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i) Aggregate Principal Balance of Purchased Receivables:	$620,044.70
		(ii) % of Pool Balance:	0.17%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

(16)	(i)	Aggregate amount of net losses for the collection period:	($19,767.07)
	(ii)	Cumulative amount of net losses:	$1,164,199.73
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	$0.00

(17)	(i)	Payoff Amount of Receivables 60 days or more past due as a% of the Pool Balance:	1.21%

(18)	Collateral Composition:
	(a)	Number of loans at the beginning of the period:	12,889
	(b)	Number of loans at the end of the period:	12,536
	(c)	Weighted average remaining term on receivables:	25.00838842
	(d)	Prepayment amount - monthly:	($6,381,853.64)
	(e)	Prepayment amount - life-to-date:	$63,839,394.38
	(f)	Weighted average APR of the pool assets:	2.17%
	(g)	Pool Factor:	0.442405976

(19)	(a)	Delinquency Trigger:	14.60%
	(b)	Payoff Amount of Receivables 60 or more days past due as a percent of ending Pool Balance:	1.21%
	(c)	Delinquency Trigger Occurred: Y/N	N